RETIREMENT BENEFITS PLANS - Changes in Pension and Other Postretirement Liabilities Recognized in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans | United States
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	$ 909	$ 871
Prior service cost arising during the year	0	2
Net loss (gain) arising during the year	(4)	86
Currency translation	0	0
Less amounts included in expense during the year	(55)	(50)
Net change for the year	(59)	38
Balance at December 31	850	909
Pension plans | Non-United States plans
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	684	661
Prior service cost arising during the year	10	(3)
Net loss (gain) arising during the year	30	62
Currency translation	54	(18)
Less amounts included in expense during the year	(25)	(18)
Net change for the year	69	23
Balance at December 31	753	684
Other postretirement benefits expense (income)
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	(87)	(93)
Prior service cost arising during the year	0	0
Net loss (gain) arising during the year	1	(7)
Currency translation	1	0
Less amounts included in expense during the year	13	13
Net change for the year	15	6
Balance at December 31	$ (72)	$ (87)